Financial risk management (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Exports affecting the statement of income	$ (8,340)	$ 5,487	$ 6,662
Foreign exchange variation	(8,459)	2,268	$ 1,022
Non Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Amounts designated	65,900	65,138
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	18,993
Exports affecting the statement of income	(9,767)
Principal repayments / amortization	(8,464)
Nominal value of hedging instrument (finance debt and lease liability)	84,690
Non Derivative Financial Instruments [Member] | Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Amounts designated	408,073	$ 315,350
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	104,302
Exports affecting the statement of income	(52,126)
Principal repayments / amortization	(46,114)
Foreign exchange variation	86,661
Nominal value of hedging instrument (finance debt and lease liability)	$ 524,425